CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Additional information (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Sep. 30, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Amounts restricted include paid-in capital, capital surplus and statutory reserves	¥ 45,457	¥ 45,457